Summary of Significant Accounting Policies - Share Based and Equity Settled Transactions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash settlement period for share-based payment arrangement	3 years
Equity settled transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of equity settled share based payment	The cost of equity-settled transactions is measured at fair value at the grant date using a Black-Scholes option-pricing model. The cost of equity-settled transactions, together with a corresponding increase in contributed surplus, is recognized over the period in which the service conditions are fulfilled (the vesting period). Upon the exercise of share options for which a share-based compensation expense has been recognized, the cash paid, together with the related portion of contributed surplus, is credited to share capital. For equity-settled transactions, the cumulative expense recognized at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company's best estimate of the number of equity instruments that will ultimately vest. The expense or credit to income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recorded in administrative and marketing expenses. No expense is recognized for awards that do not ultimately vest.